Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions
13.	Related Party Transactions

The Company entered into a demand note on January 30, 2017 with the Chief Operating Officer (“COO”), bearing interest at the rate of 0.66% based on Applicable Federal Rate as published by the Internal Revenue Service for January 2017. During the years ended December 31, 2023 and 2022, the Company received interest income of $15 and $159, respectively. The note was repaid in full on April 18, 2023.

In 2022, the Company issued $2,000,000 of SAFE Notes in a private financing round to Data Collective IV, L.P., an entity where one of the Company’s directors is the managing member.